PROPERTY AND EQUIPMENT, NET (FY) (Tables)	12 Months Ended
Dec. 31, 2017
Intermex Holdings, Inc. and Subsidiaries [Member]
PROPERTY AND EQUIPMENT, NET [Abstract]
Property and Equipment
Property and equipment at December 31 consists of the following:

	Successor Company 2017	Predecessor Company 2016	Estimated Useful Lives (in Years)
Computer software and equipment	$9,153,855	$13,057,313	3 to 5
Office improvements	798,130	1,526,350	5
Furniture and fixtures	303,400	1,078,267	7
	10,255,385	15,661,930
Less: Accumulated depreciation	(1,764,591)	(9,415,483)
	$8,490,794	$6,246,447